Other Financial Liabilities - Summary of Secured and Unsecured Liabilities by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 41,780,543	$ 15,455,782
Non-current, Maturity	$ 784,713,705	$ 748,123,803
Chile
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 30,793,493	$ 5,574,013
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Over Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 661,539,733	$ 725,827,751
U.S. dollar | Chile
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.99%	6.99%
Nominal Interest Rate	6.90%	6.90%
Current, Maturity	$ 9,638,449	$ 8,528,350
Non-current, Maturity	487,595,270	430,228,859
U.S. dollar | Over Five Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 487,595,270	$ 430,228,859
Chilean UF | Chile
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	5.48%	5.48%
Current, Maturity	$ 32,142,094	$ 6,927,432
Non-current, Maturity	297,118,435	317,894,944
Chilean UF | One to Two Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Chilean UF | Two to Three Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Chilean UF | Three to Four Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Chilean UF | Four to Five Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,793,493	5,574,013
Chilean UF | Over Five Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	173,944,463	295,598,892
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,144,997	6,322,081
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 34,635,546	$ 9,133,701
BNY Mellon S-1 [Member] | U.S. dollar | Chile
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.96%	7.96%
Nominal Interest Rate	7.88%	7.88%
Current, Maturity	$ 4,693,498	$ 4,152,926
Non-current, Maturity	142,300,747	125,566,611
BNY Mellon S-1 [Member] | U.S. dollar | Over Five Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	142,300,747	125,566,611
BNY Mellon S-1 [Member] | Less than 90 Days [Member] | U.S. dollar | Chile
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4,693,498	$ 4,152,926
BNY Mellon S-2 [Member] | U.S. dollar | Chile
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.40%	7.40%
Nominal Interest Rate	7.33%	7.33%
Current, Maturity	$ 1,500,880	$ 1,328,023
Non-current, Maturity	48,131,124	42,902,198
BNY Mellon S-2 [Member] | U.S. dollar | Over Five Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	48,131,124	42,902,198
BNY Mellon S-2 [Member] | Less than 90 Days [Member] | U.S. dollar | Chile
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,500,880	$ 1,328,023
BNY Mellon S-3 [Member] | U.S. dollar | Chile
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.26%	8.26%
Nominal Interest Rate	8.13%	8.13%
Current, Maturity	$ 950,619	$ 841,132
Non-current, Maturity	22,694,249	19,398,499
BNY Mellon S-3 [Member] | U.S. dollar | Over Five Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	22,694,249	19,398,499
BNY Mellon S-3 [Member] | Less than 90 Days [Member] | U.S. dollar | Chile
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 950,619	$ 841,132
BNY Mellon 24296 [Member] | U.S. dollar | Chile
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.32%	4.32%
Nominal Interest Rate	4.25%	4.25%
Current, Maturity	$ 2,493,452	$ 2,206,269
Non-current, Maturity	274,469,150	242,361,551
BNY Mellon 24296 [Member] | U.S. dollar | Over Five Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	274,469,150	242,361,551
BNY Mellon 24296 [Member] | More than 90 Days [Member] | U.S. dollar | Chile
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,493,452	$ 2,206,269
Banco Santander 317-H [Member] | Chilean UF | Chile
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.17%	7.17%
Nominal Interest Rate	6.20%	6.20%
Current, Maturity	$ 6,513,162	$ 6,374,051
Non-current, Maturity	48,321,664	53,168,588
Banco Santander 317-H [Member] | Chilean UF | One to Two Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,733,684	5,574,013
Banco Santander 317-H [Member] | Chilean UF | Two to Three Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,733,684	5,574,013
Banco Santander 317-H [Member] | Chilean UF | Three to Four Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,733,684	5,574,013
Banco Santander 317-H [Member] | Chilean UF | Four to Five Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,733,684	5,574,013
Banco Santander 317-H [Member] | Chilean UF | Over Five Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,386,928	30,872,536
Banco Santander 317-H [Member] | More than 90 Days [Member] | Chilean UF | Chile
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 6,513,162	$ 6,374,051
Banco Santander 522-M [Member] | Chilean UF | Chile
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.82%	4.82%
Nominal Interest Rate	4.75%	4.75%
Current, Maturity	$ 25,628,932	$ 553,381
Non-current, Maturity	248,796,771	264,726,356
Banco Santander 522-M [Member] | Chilean UF | One to Two Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,059,809
Banco Santander 522-M [Member] | Chilean UF | Two to Three Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,059,809
Banco Santander 522-M [Member] | Chilean UF | Three to Four Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,059,809
Banco Santander 522-M [Member] | Chilean UF | Four to Five Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	25,059,809
Banco Santander 522-M [Member] | Chilean UF | Over Five Years [Member] | Chile
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	148,557,535	264,726,356
Banco Santander 522-M [Member] | More than 90 Days [Member] | Chilean UF | Chile
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 25,628,932	$ 553,381